Employee Benefit Expense	6 Months Ended
Jun. 30, 2024
Employee Benefit Expense [Abstract]
Employee benefit expense

24. Employee benefit expense

	Six months ended June 30, 2024
	Cost of revenue	Operating expenses	Total
Wages and salaries	$1,665,177	$2,554,388	$4,219,565
Labor and health insurance fees	125,768	250,175	375,943
Pension	57,231	98,994	156,225
Other personnel expenses	-	60,361	60,361
	$1,848,176	$2,963,918	$4,812,094

	Six months ended June 30, 2023
	Cost of revenue	Operating expenses	Total
Wages and salaries	$2,050,078	$4,870,098	$6,920,176
Labor and health insurance fees	45,183	506,193	551,376
Pension	28,439	182,130	210,569
Share option expenses	-	38,053	38,053
Other personnel expenses	-	109,114	109,114
	$2,123,700	$5,705,588	$7,829,288